SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%	0.00%
Change in valuation allowance	21.00%	21.00%	21.00%
Effective tax rate	0.00%	0.00%	0.00%